Annual Fund Operating Expenses - The Hartford Strategic Income Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%	[1]
Acquired fund fees and expenses	0.01%
Total Expenses	0.98%	[2]
Class C
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.17%	[1]
Acquired fund fees and expenses	0.01%
Total Expenses	1.70%	[2]
Class I
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	none
Other expenses	0.17%	[1]
Acquired fund fees and expenses	0.01%
Total Expenses	0.70%	[2]
Class R3
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.27%	[1]
Acquired fund fees and expenses	0.01%
Total Expenses	1.30%	[2]
Class R4
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%	[1]
Acquired fund fees and expenses	0.01%
Total Expenses	1.00%	[2]
Class R5
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	none
Other expenses	0.17%	[1]
Acquired fund fees and expenses	0.01%
Total Expenses	0.70%	[2]
Class R6
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	none
Other expenses	0.07%	[1]
Acquired fund fees and expenses	0.01%
Total Expenses	0.60%	[2]
Class Y
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	none
Other expenses	0.17%	[1]
Acquired fund fees and expenses	0.01%
Total Expenses	0.70%	[2]
Class F
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	none
Other expenses	0.06%	[1]
Acquired fund fees and expenses	0.01%
Total Expenses	0.59%	[2]

[1]	“Other expenses” for Class I and Class Y have been restated to reflect the estimated transfer agency fees for the current year.
[2]	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.